Related Party Transactions (Details 1) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Related Party Transaction [Line Items]
Other related parties' receivables	$ 2,524,197	$ 3,378,706
Yuao [Member]
Related Party Transaction [Line Items]
Other related parties' receivables	$ 2,524,197	$ 3,378,706